Consolidated Statements of Financial Condition [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Allowance for loan losses (in dollars)	$ 3,741	$ 4,194
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, liquidation per share (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, shares issued	300	300
Preferred stock, shares outstanding	300	300
Warrant preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Warrant preferred stock, shares authorized	1,000,000	1,000,000
Warrant preferred stock, liquidation per share (in dollars per share)	$ 1,000	$ 1,000
Warrant preferred stock, shares issued	6,000	6,000
Warrant preferred stock, shares outstanding	6,000	6,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	4,000,000	4,000,000
Common stock, shares issued	1,978,843	1,939,593
Common stock, shares outstanding	1,978,843	1,939,593